Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Earnings before income tax	¥ 27,034	¥ 28,148	¥ 24,953
Expected income tax expense at statutory tax rate of 25%	6,759	7,037	6,238
Differential tax rate on PRC subsidiaries' and branches' income	(315)	(291)	(108)
Differential tax rate on other subsidiaries' income	(129)	(58)	(82)
Non-deductible expenses	979	537	380
Non-taxable income	(460)	(319)	(112)
Others	(512)	(96)	(124)
Actual income tax expense	¥ 6,322	¥ 6,810	¥ 6,192